Preference Shares (Details) - $ / shares		5 Months Ended	60 Months Ended
	Jun. 01, 2020	May 31, 2020	May 30, 2025
First Preference Shares, Series H
Conversion of Stock [Line Items]
Annual dividend (CAD per share)		$ 0.6250
First Preference Shares, Series H | Forecast
Conversion of Stock [Line Items]
Annual dividend (CAD per share)			$ 0.45875
First Preference Shares, Series H
Conversion of Stock [Line Items]
Number of shares converted (in shares)	267,341
Number of shares issued for each share of convertible preferred stock	1
First Preference Shares, Series I
Conversion of Stock [Line Items]
Number of shares converted (in shares)	907,577
Number of shares issued for each share of convertible preferred stock	1